Schedule H - Line 4a	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
Employee Benefit Plan, Schedule of Delinquent Participant Contribution [Text Block]
JANUS 401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN
EIN 43-1804048, PLAN NO. 003

SCHEDULE H, LINE 4a — SCHEDULE OF DELIQUENT PARTICIPANT CONTRIBUTIONS
AS OF DECEMBER 31, 2025 AND FOR THE YEAR THEN ENDED
Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
Check here if late participant loan repayments are included ☐	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
$4,123	$ -	$ -	$ -	$4,123